Securities Act Registration	No. 33-10830

	Investment Company Act Registration No.  811-4959


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	Pre-Effective Amendment No.		[   ]
	Post-Effective Amendment No. 14		[X]

and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 14				[ X ]

	__________________
Smith Barney Variable Account Funds
(a Maryland Corporation)
(Exact Name of Registrant as Specified in Charter)
388 Greenwich Street
New York, New York  10013
(Address of Principal Executive Offices)
(212) 816-6474
(Registrant's Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Variable Account Funds
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)
_____________________
Copies to:
John Baumgardner, Esq.
Sullivan & Cromwell
125 Broad Street
New York, New York  10004

Burt Leibert
Willkie Farr & Gallagher
787 Seventh Avenue
New York, New York  10019
______________
Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective
(check appropriate
box):
[]	Immediately upon filing pursuant to paragraph (b) of
Rule 485
[XX] 	On April 28, 2000 pursuant to paragraph (b) of Rule
485
[  ]	60 days after filing pursuant to paragraph (a) of
Rule 485
[  ]	On (date) pursuant to	paragraph (a)(1) of Rule 485
[  ]	75 days after filing pursuant to paragraph (a)(2) of
rule 485
[  ]	On (date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:
[  ]	This post-effective amendment designates
a new effective date for a previously filed post effective amendment.

Title of Securities Being Registered:  Shares of Beneficial
Interest


SMITH BARNEY VARIABLE ACCOUNT FUNDS

PART A - PROSPECTUS






SMITH BARNEY VARIABLE ACCOUNT FUNDS





Prospectus


April 28, 2000





The Income and Growth Portfolio seeks current income and long-term growth of income and capital by investing primarily in common stocks.

The U.S. Government/High Quality Securities Portfolio seeks high current income and security of principal from a portfolio consisting primarily of U.S. government obligations and other high-quality fixed income securities. This Portfolio currently has insufficient assets to enable it to invest in accordance with its investment program.

The Reserve Account Portfolio seeks current income from a portfolio of money market instruments and other high-quality fixed income obligations with limited maturities. This Portfolio currently has insufficient assets to enable it to invest in accordance with its investment program.





Shares of each Portfolio are
offered only to insurance
company separate accounts
which fund certain variable
annuity and variable life
insurance contracts.  This
prospectus should be read
together with the prospectus
for those contracts.

The Securities and Exchange
Commission has not approved or
disapproved these securities
or determined whether this
prospectus is accurate or
complete.  Any statement to
the contrary is a crime.


Contents




Page
Investments, risks and performance	1
	The Income and Growth Portfolio	1
	The U.S. Government/High Quality Securities Portfolio	3
	The Reserve Account Portfolio	5
More on the portfolios' investments	7
Management					9
Share transactions	10
Share price			10
Dividends, distributions and taxes	12
Financial highlights	13



The manager:
SSB Citi Fund Management LLC (successor to SSBC Fund
Management Inc.) ("SSB Citi" or "the manager") serves as the manager and selects investments for each Portfolio.
 SSB Citi is an affiliate of Salomon Smith Barney Inc.
("Salomon Smith Barney") and subsidiary of Citigroup
Inc. ("Citigroup"). Citigroup businesses produce a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading
- and use diverse channels to make them available to consumers and corporate customers around the world.


You should know:

An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency.

Please note that the investment portfolios in Smith
Barney Variable Account Funds may be consolidated into other substantially similar existing funds. In this regard, an application may be filed for a Securities and Exchange Commission Order of Substitution to consolidate these portfolios. Please further note that the U.S.
Government/High Quality Securities Portfolio and The
Reserve Account Portfolio both have insufficient assets to invest in accordance with their stated investment objectives, and we suggest that you consider contacting your financial consultant or Nationwide at 1-800-848-
6331 to arrange a transfer of your assets from these funds to other available funds.

Investments, risks and performance	The Income and Growth Portfolio

Investment objective
Current income and long-term growth of income and capital.

Principal investment strategies

Key investments: The Portfolio invests primarily in dividend paying common stocks of U.S. companies having market capitalizations of at least $5 billion at the time of investment.

Selection process

The manager employs a two-step selection process.
First, the manager uses proprietary models and
fundamental research to find stocks that are underpriced
in the market relative to their fundamental value.
Next, the manager looks for a positive catalyst in the company's near-term outlook which, the manager believes, would accelerate earnings.
In selecting individual companies for investment, the manager looks for the following:
?	Low market valuations measured by the manager's
valuation models
  Above average dividend yields and established
dividend records
?	Positive changes in earnings prospects because of
?	New management
?	Effective research, product development and
marketing
?	A business strategy not yet recognized by the
marketplace
?	Regulatory changes favoring the company
?	High return on invested capital and strong cash flow
?	Liquidity

Principal risks of investing in the portfolio

While an investment in common stocks offers the potential for capital appreciation, it also involves certain risks. Investors could lose money on their investment in the Portfolio, or the Portfolio may not perform as well as other investments, if any of the following occurs:

? The U.S. stock market declines.
? Value stocks or larger capitalization stocks fall temporarily out of favor with investors.
? An adverse event depresses the value of a company's stock held by the Portfolio.
? The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.












Portfolio performance

This bar chart indicates the risks of investing in the Portfolio by showing changes in the Portfolio's performance for each of the past 10 calendar years. The risk return table shows how the Portfolio's average annual returns for different calendar periods compare to the return of the Standard & Poor's (S&P) 500 Index.
The S&P 500 Index is an index of widely held common stocks listed on the New York and American Stock
Exchanges and the over-the-counter markets. Figures for the index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses as the Portfolio is. Past performance does not necessarily indicate how the Portfolio will perform in the future. Performance figures do not reflect expenses incurred from investing through a separate account; if these expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.



Risk return bar chart

                           [BAR CHART APPEARS HERE]

                                % Total Return
                            1990           (8.37)%
                            1991            31.34%
                            1992            11.48%
                            1993            18.61%
                            1994           (3.12)%
                            1995            27.56%
                            1996           21.02%
                            1997           28.11%
                            1998           12.89%
                            1999           (2.74)%

Calendar years ended
December 31


Quarterly Returns:

Highest: 15.10% in 1st quarter 1991
Lowest: (11.59)% in 3rd quarter 1998

Risk return table

Average Annual Total Returns

(for the periods ended December 31, 1999)
--------------------------------------------------------------------------------

              One    Five     Ten      Since
              year   years    years    inception*
------------------------------------
Portfolio     (2.74)% 16.74%   12.82%    12.52%
S&P 500 Index  21.03% 28.54%  17.81%    17.81%

--------------------------------------------------------------------------------
* Inception date of 7/20/89
Index comparison begins on July 31, 1989


Portfolio manager

Ellen Cardozo Sonsino

Ellen Cardozo Sonsino is primarily responsible for the day-to-day management of the Portfolio. Ms. Sonsino, an investment officer of SSB Citi and a managing director of Salomon Smith Barney, has been with Salomon Smith
Barney since 1984 and has 22 years of investment management experience.





Investments, risks and performance
The U.S. Government/High Quality Securities
Portfolio

Investment objective

High current income and security of principal.

Principal investment strategies

Key investments: The Portfolio invests substantially all of its assets in repurchase agreements and U.S.
treasury bills. The Portfolio has insufficient assets to invest those assets according to the policies which have been adopted by the board of trustees of the trust.
 These policies provide for the Portfolio to invest primarily in U.S. government securities and in U.S.
corporate fixed income obligations. These policies also provide that a substantial portion of the Portfolio's assets may be invested in mortgage-related securities, including GNMA Certificates. GNMA Certificates represent part ownership of a pool of mortgage loans with the characteristic that the timely payment of principal and interest from the pool is guaranteed by the U.S. government.

Selection process
Because of insufficient assets, it is not anticipated by the manager that the Portfolio will ever grow to a sufficient size to utilize its investment election process.

Credit quality: The Portfolio invests in repurchase agreements which are fully collaterized as to principal and interest by U.S. government securities and money market instruments rated within the two highest rating categories by a nationally recognized ratings agency or, if unrated, are of equivalent quality as determined by the manager. It may also invest in U.S. treasury bills which are rated in the highest rating category and are guaranteed by the full faith and credit of the U.S.
government.

Principal risks of investing in the portfolio
Because the Portfolio invests primarily in repurchase agreements and U.S. treasury bills, the Portfolio is subject to the risks associated with these investments.
 The risks associated with entering into repurchase agreements are described on page 8 below. Investments in U.S. treasury bills subject the fund to interest rate risk. If interest rates increase, the price of the treasury bills will decline reducing the value of the fund's portfolio.



Portfolio performance
This bar chart indicates the risks of investing in the Portfolio by showing changes in the Portfolio's performance for each of the past 10 calendar years. The risk return table shows how the Portfolio's average annual returns for different calendar periods compare to the return of the Lehman Brothers GNMA Mutual Fund Index
(Lehman Brothers Index). The Lehman Brothers Index is composed of 15-year and 30-year fixed-rate securities backed by mortgage pools of the Government National
Mortgage Association. The index is unmanaged and is not subject to the same management and trading expenses as the Portfolio is. Past performance does not necessarily indicate how the Portfolio will perform in the future.
 Performance figures do not reflect expenses incurred from investing through a separate account; if these expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.


Risk return bar chart

                           [BAR CHART APPEARS HERE]

                                % Total Return
                            1990           8.11%
                            1991            12.58%
                            1992            6.91%
                            1993            5.91%
                            1994           (0.35)%
                            1995            17.20%
                            1996             3.34%
                            1997             5.43%
                            1998              0.22%
                            1999              2.55%

Calendar years ended
December 31


Quarterly Returns:

Highest: 6.47% in 2nd quarter 1992
Lowest: (3.42)% in 1st quarter 1992

Risk return table

Average Annual Total Returns

(for the periods ended December 31, 1999)
--------------------------------------------------------------------------------

                      One    Five     Ten      Since
                      year   years    years    inception*
------------------------------------
Portfolio              2.55%   5.59%    6.07%     6.11%
Lehman Brothers Index  1.93%  8.08%    7.90%     7.90%

--------------------------------------------------------------------------------
* Inception date of 7/31/89
Index comparison begins on July 31, 1989



Portfolio manager

James E. Conroy

James E. Conroy is primarily responsible for the day-to-day management of the Portfolio. Mr. Conroy, an investment officer of SSB Citi and a managing director of Salomon Smith Barney, has been with Salomon Smith
Barney since 1990 and has 22 years of investment management experience.


Investments, risks and performance	The Reserve Account Portfolio

Investment objective
Current income.

Principal investment strategies

Key investments: The Portfolio invests substantially all of its assets in repurchase agreements and U.S.
treasury bills. The Portfolio has insufficient assets to invest in accordance with the policies which have been adopted by the board of trustees of the trust.
These policies provide for the Portfolio to invest exclusively in money market instruments and other high-quality fixed income obligations with limited maturities

Selection process
Because of insufficient assets, it is not anticipated by the manager that the Portfolio will ever grow to a sufficient size to utilize its investment election process.


Credit quality: The Portfolio invests in repurchase agreements which are fully collaterized as to principal and interest by U.S. government securities and money market instruments rated within the two highest rating categories by a nationally recognized ratings agency or, if unrated, are of equivalent quality as determined by the manager. It may also invest in U.S. treasury bills which are rated in the highest rating category and are guaranteed by the full faith and credit of the U.S.
government.

Principal risks of investing in the portfolio
Because the Portfolio invests primarily in repurchase agreements and U.S. treasury bills, the Portfolio is subject to the risks associated with these investments.
 The risks associated with entering into repurchase agreements are described on page 8 below. Investments in U.S. treasury bills subject the fund to interest rate risk. If interest rates increase, the price of the treasury bills will decline reducing the value of the fund's portfolio.

Portfolio performance

This bar chart indicates the risks of investing in the Portfolio by showing changes in the Portfolio's performance for each of the past 10 calendar years. The risk return table shows how the Portfolio's average annual returns for different calendar periods compare to the return of the Salomon Brothers 1-Year Treasury Index
(Salomon Brothers Index). The Salomon Brothers Index is composed of one 1-Year United States Treasury Bond whose return is tracked until its maturity. The index is unmanaged and is not subject to the same management and trading expenses as the Portfolio is. Past performance does not necessarily indicate how the Portfolio will perform in the future. Performance figures do not reflect expenses incurred from investing through a separate account; if these expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.


Risk return bar chart

                           [BAR CHART APPEARS HERE]

                                % Total Return
                            1990           8.30%
                            1991            10.64%
                            1992            4.82%
                            1993            4.59%
                            1994            1.99%
                            1995            8.83%
                            1996             1.57%
                            1997             1.36%
                            1998            (0.89)%
                            1999              3.40%

Calendar years ended
December 31


Quarterly Returns:

Highest: 3.37% in 4th quarter 1991
Lowest: (0.92)% in 4th quarter 1996

Risk return table

Average Annual Total Returns

(for the periods ended December 31, 1999)
--------------------------------------------------------------------------------

                      One    Five     Ten      Since
                      year   years    years    inception*
------------------------------------
Portfolio               3.40%  2.80%    4.40%     4.54%
Salomon Brothers Index  4.26%  6.00%    6.00%     6.00%

--------------------------------------------------------------------------------
* Inception date of 8/2/89
Index comparison begins on August 31, 1989




Portfolio manager

SSB Citi employs a team of investment professionals to make the day-to-day investment decisions for the Portfolio.


More on the portfolios' investments

Additional investments and investment techniques.   Each
portfolio describes its investment objective and its principal investment strategies and risks under "Investments, risks and performance." This section provides additional information about the Portfolios' investments and certain portfolio management techniques the Portfolios may use. More information about the Portfolios' investments and portfolio management techniques, some of which entail risks, is included in the statement of additional information (SAI).
Fixed income investments.  The U.S. Government/High
Quality Securities Portfolio and, to a limited extent, the Income and Growth Portfolio, invest in fixed income securities, including bonds, notes (as well as structured notes), mortgage-related and asset-backed securities (The U.S. Government/High Quality Securities
Portfolio only), convertible securities, preferred stocks, and money market instruments. Fixed income securities may be issued by U.S. corporations; U.S.
banks and U.S. branches of foreign banks; the U.S.
government, its agencies, authorities, instrumentalities or sponsored enterprises; and state and municipal governments.

These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.
Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participation in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Investment grade securities. Securities are investment grade if:
? They are rated, respectively, in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
? They have received a comparable short-term or other rating.
? They are unrated securities that the manager believes are of comparable quality to investment-grade rated securities.

If a security receives different ratings by two or more nationally recognized ratings agencies, a Portfolio will treat the security as being rated in the highest rating category. A Portfolio may choose not to sell securities that are downgraded after their purchase below the Portfolio's minimum acceptable credit rating. The
Income and Growth Portfolio's credit quality standards also apply to counterparties to over-the-counter derivatives contracts.

Foreign investments. The Income and Growth Portfolio may purchase American Depositary Receipts (ADRs) which are U.S. dollar denominated securities representing an interest in an underlying foreign security. Because the value of an ADR is dependent upon the market price of the underlying foreign security, ADRs are subject to most of the risks associated with foreign investing.
Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.


Securities lending. Each Portfolio may engage in securities lending to increase its net investment income. Each Portfolio will only lend securities if the loans are callable by the Portfolio at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements. A repurchase agreement arises when a Portfolio purchases a security and simultaneously agrees to resell it to the counterparty at an agreed-upon future date, normally the next business day. The
Portfolio earns a rate of return on the repurchase agreement because the resale price is higher than the purchase price. In entering into a repurchase agreement, a Portfolio bears a risk of loss in the event that the counterparty defaults on its obligation to repurchase the security and the Portfolio is delayed or prevented from exercising its rights to dispose of the security. This includes the risk of a possible decline in the value of the security during the period in which the Portfolio seeks to assert its rights to it, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement. Each Portfolio only enters into repurchase agreements with commercial banks or broker-dealers considered creditworthy by the manager and which are fully collateralized as to principal and interest by U.S. Government securities and money market instruments.

Reverse Repurchase Agreements.  The U.S. Government/High
Quality Securities Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account containing cash or liquid assets having a value not less than the repurchase price (including accrued interest) that is marked to market daily. Reverse repurchase agreements involve several risks. These include the risk that the investments made with the cash proceeds of the initial sale will incur losses or otherwise generate a lower return than the interest included in the amount of the repurchase price. They also involve the risk that the market value of the securities which the Portfolio is obligated to repurchase may decline below the repurchase price or that the counterparty may default on its obligation to resell the securities. To the extent a fund enters into reverse repurchase agreements to leverage its portfolio this practice may have the effect of magnifying losses or gains.

Defensive investing. Each Portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a Portfolio takes a temporary defensive position, it may be unable to achieve its investment goal.


Management

SSB Citi manages the investment operations of each Portfolio and receives the following fees from each Portfolio for these services. For the year ended
December 31, 1999, SSB Citi waived all of its management fees and reimbursed expenses for the U.S.
Government/High Quality Securities and Reserve Account
Portfolios.






Portfolio
Actual management fee
paid for the fiscal
year ended December
31, 1999
(as a percentage
of the portfolio's
average daily net
assets)

Contractual
Management fee
(as a percentage
of the portfolio's
average daily net
assets)

The Income and Growth Portfolio

0.60%

0.60%

The U.S. Government/High Quality
Securities Portfolio

0%

0.45%

The Reserve Account Portfolio

0%

0.45%

Distributor:

Smith Barney Variable Account Funds have entered into an agreement with CFBDS, Inc. to distribute each Portfolio's shares.


Transfer Agent and Sub-Transfer Agent:

Citi Fiduciary Trust Company, (successor to Smith Barney
Private Trust Company) (the "transfer agent") located at
388 Greenwich Street, New York, New York 10013 serves as the transfer agent and shareholder services agent for the fund.

PFPC Global Fund Services, located at P.O. Box 9699
Providence, R.I. 02940-9699 serves as the fund's sub-transfer agent to render certain shareholder record keeping and accounting services functions.





Share transactions

Availability of the Portfolios

Shares of the Portfolios are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts. The variable insurance products may or may not make investments in all the Portfolios described in this prospectus.

The interests of different variable insurance products investing in a Portfolio could conflict due to differences of tax treatment and other considerations.
 The Company currently does not foresee any disadvantages to investors arising from the fact that each Portfolio may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the board of trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Portfolios and shares of another
Portfolio may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or is in the best interests of the portfolios' shareholders.

Redemption of shares

The redemption price of the shares of each Portfolio will be the net asset value next determined after receipt by the Portfolio of a redemption order from a separate account, which may be more or less than the price paid for the shares. The Portfolio will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the seventh day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the Securities and Exchange Commission in extraordinary circumstances.

Share price

Each Portfolio's net asset value is the value of its assets minus its liabilities. Each Portfolio calculates its net asset value every day the New York Stock
Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally
4:00 p.m., Eastern time). If the New York Stock Exchange closes early, each Portfolio accelerates the calculation of its net asset value to the actual closing time.

Each Portfolio generally values its portfolio securities based on market prices or quotations. To the extent a fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time.
 When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the Portfolio may price those securities at fair value. Fair value is determined in accordance with procedures approved by the Portfolio's board. A Portfolio that uses fair value to price securities may value those securities higher or lower than another portfolio that uses market quotations to price the same securities.


International markets may be open on days when U.S.
markets are closed, and the value of foreign securities owned by a Portfolio could change on days when Portfolio shares may not be purchased or redeemed.

Unless there are extraordinary or unusual circumstances, the Portfolios use the amortized cost method of valuing their money market securities with remaining maturities of 60 days or less. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the Portfolio.


Dividends, distributions and taxes

Each Portfolio intends to continue to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the
"Code"), as amended. In order to qualify to be taxed as a regulated investment company, each Portfolio must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a Portfolio will not be subject to federal income tax on its net investment income and net capital gains, if any, that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the Portfolio at net asset value and are includable in the gross income of the separate accounts holding such shares. The Income and Growth
Portfolio expects distributions to be primarily from capital gains. The U.S. Government/High Quality
Securities Portfolio and the Reserve Account Portfolio expect distributions to be primarily from income. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to holders of the contracts.



Financial highlights

The financial highlights tables for the fiscal years ended December 31 are intended to help you understand the performance of each Portfolio for the past five years.The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with each Portfolio's financial statements, are included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a Portfolio assuming reinvestment of all dividends and distributions.


Income From Investment
Operations


Distributions





Ratios to Average Net
Assets



Year
Ended

Net
Asset
Value,
Beginning of
Year

Net
Investment
Income
(Loss)
(1)

Net
Realized and
Unrealized
Gain
(Loss)
on
Investment

Total
Income
(Loss)
from
Investment
Operations

Dividends
from Net
Investment
Income

Distributions from
Net Realized
Gains

Total
Distributions

Net
Asset
Value,
End of Year


Total
Return

Net
Assets
End of
Year
(000's)


Expenses(1)
Net
Investment
Income
(Loss)

Portfolio
Turnover
Rate

INCOME AND GROWTH PORTFOLIO


1999

$13.98
$0.16
$(0.34)
$(0.18)
$(0.24)
$(2.59)
$(2.83)
$10.97
(2.74)%
$10,911
1.00%
1.11%
42%


1998

17.29
0.29
1.87
2.16
(0.49)
(4.98)
(5.47)
13.98
12.89
13,778
0.76
1.53
49


1997

14.69
0.47
3.61
4.08
(0.10)
(1.38)
(1.48)
17.29
28.11
16,236
0.77
2.18
38


1996

15.24
0.57
2.68
3.25
(0.56)
(3.24)
(3.80)
14.69
21.02
20,812
0.74
2.39
30


1995
13.05
0.45
3.12
3.57
(0.44)
(0.94)
(1.38)
15.24
27.56
29,782
0.77
2.77
46

U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO


1999(2)
10.40
0.26
0
0.26
(0.03)
0
(0.03)
10.63
2.55
756
1.00
2.37
0


1998(2)

12.66
0.03
0
0.03
(1.06)
(1.23)
(2.29)
10.4
0
0.22
973
1.00
0.22
0


1997

12.90
0.72
(0.02)
0.70
(0.04)
(0.90)
(0.94)
12.66
5.43
1,617
1.00
4.33
43


1996

13.66
1.22
(0.76)
0.46
(1.22)
0
(1.22)
12.90
 3.34
2,876
0.98
6.30
13


1995

12.46
0.94
1.20
2.14
(0.94)
0
(0.94)
13.66
17.20
4,856
0.87
6.36
0


RESERVE ACCOUNT PORTFOLIO


1999

7.36
0.25
0
0.25
0
0
0
7.61
3.40
43
1.00
2.96
0


1998

7.70
(0.07)
0
(0.07)
(0.27)
0
(0.27)
7.36
(0.89)
56
1.00
(1.00)
0


1997

10.99
 .15
0
0.15
(0.25)
(3.19)
(3.44)
7.70
1.36
97
1.00
1.59
0


1996

12.71
1.92
(1.72)
0.20
(1.92)
0
(1.92)
10.9
9
1.57
435
1.00
4.98
0


1995

12.39
0.73
0.38
1.11
(0.74)
(0.05)
(0.79)
12.71
8.83
2,315
0.97
5.30
17


(1) Under a voluntary fee waiver, the aggregate expenses of the Portfolios may not exceed 1.00% of the average daily net assets for any year. With respect to the U.S. Government/High Quality Securities Portfolio, the investment manager waived all or a portion of its fees in the amount of $0.05 per share (0.45% of average net assets) in 1999 and 1998 and $0.08 per share (0.49% of average net assets) in 1997. The investment manager also reimbursed the Portfolio for $16,270, $4,832 and $719 in expenses for the years ended December 31, 1999, 1998 and 1997. In addition, if such fees were not waived and expenses reimbursed, the net investment income (loss) per share would have been $0.00, $(0.07) and $0.64 and the expense ratio would have been 3.37%, 1.86% and 1.49%, respectively, for the years ended December 31, 1999, 1998 and 1997. With respect to the Reserve Account Portfolio, the investment manager waived all or a portion of its fees in the amount of $0.03 per share (0.45% of average net assets) in 1999 and 1998, $1.61 per share (10.65% of average net assets) in 1997 and, $0.15 per shares (0.45%of average net assets) in 1996. The investment manager also reimbursed the Portfolio for $29,987, $15,552, $19,395 and $19,861 in expenses for the years ended December 31, 1999, 1998, 1997 and 1996, respectively. If such fees were not waived and expenses not reimbursed, the net investment income (loss) per share would have been $(4.38), $(1.56), $(1.76) and $1.27 and the expense ratio would have been 63.63%, 20.81%, 11.65% and 2.79%, for the years ended December 31, 1999, 1998, 1997 and 1996, respectively.

(2) Per share amounts have been calculated using the monthly average shares method.


SMITH BARNEY VARIABLE ACCOUNT FUNDS




ADDITIONAL INFORMATION
Shareholder reports. Annual and semiannual reports to shareholders provide additional information about each Portfolio's investments. These reports discuss the market conditions and investment strategies that affected each Portfolio's performance.

Each Portfolio sends one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information. The statement of additional information provides more detailed information about the Portfolios. It is incorporated by reference into this prospectus.

You can make inquiries about the Portfolios or obtain shareholder reports or the statement of additional information (without charge) by calling 1-800-451-2010 or writing to Smith Barney Variable Account Funds, 388 Greenwich Street, MF2, New York, NY 10013.

Visit our web site.  Your web site is located at www.smithbarney.com

Information about the Portfolios (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the commission at 1-202-942-Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.
If someone makes a statement about any of the Portfolios that is not in this prospectus, you should not rely upon that information. The Portfolios are not offering to sell their shares to any person to whom the Portfolios may not lawfully sell their shares.

The Income and Growth Portfolio

The U.S. Government/High
Quality Securities Portfolio

The Reserve Account
Portfolio



(Investment Company Act file no. 811-04959)






PART B - STATEMENT OF ADDITIONAL INFORMATION

April 28, 2000

SMITH BARNEY VARIABLE ACCOUNT FUNDS
388 Greenwich Street
New York, New York 10013

STATEMENT OF ADDITIONAL INFORMATION

Shares of the Smith Barney Variable Account Funds (the
"fund") are offered with a choice of three Portfolios:

	The Income and Growth Portfolio seeks current income and long-term growth of income and capital by investing primarily in common stocks.

	The U.S. Government/High Quality Securities Portfolio seeks high current income and security of principal from a portfolio consisting primarily of U.S. Government
Obligations
and other high quality fixed income securities. This
Portfolio currently has insufficient assets to enable it to invest in accordance with its investment program.

	The Reserve Account Portfolio seeks current income from a portfolio of money market instruments and other high quality fixed income obligations with limited maturities and employs an immunization strategy to minimize the risk of loss of account value. This Portfolio currently has insufficient assets to enable it to invest in accordance with its investment program.

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide more detailed information about the fund as well as matters already discussed in the prospectus and therefore should be read in conjunction with the
April 28, 2000 Prospectus which may be obtained free of charge by writing the fund at the address listed above, or by contacting your
Salomon Smith Barney Financial Consultant. Shares of the fund may only be purchased by insurance company separate accounts.

TABLE OF CONTENTS

Statement of Additional Information
Page
Investment Objective and Management
Policies.....................
2
Investment Restrictions..................................................
5
Performance Data.........................................................
8
Trustees and Executive Officers of the
Fund..........................
8
Determination of Net Asset Value .....................................
11
Purchase of Shares........................................................
11
Redemption of Shares....................................................
12
Dividends, Distributions and Taxes....................................
12
Diversification.............................................................
12
Investment Management and Other
Services..........................
12
The Fund and Its Investments...........................................
13
Management Agreements................................................
14
Voting Rights..............................................................
16
Additional Information...................................................
16
Financial Statements.....................................................
17
Appendix-Ratings of Debt Obligations
	...............................
18

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIE


	The prospectus describes the investment
objectives and policies of each Portfolio. The following discussion supplements the description of the Portfolio's investment policies in the prospectus. The investment objectives and policies of each Portfolio are non-fundamental and thus may be modified by the trustees of the fund provided that any modification is not prohibited by the Portfolios' investment restrictions or applicable laws. Each Portfolio's investment adviser is SSB Citi Fund Management LLC
("SSB Citi" or the "manager") (successor to SSBC Fund
Management Inc.)

	The fund is intended to provide a suitable investment for variable annuity and variable life insurance contracts (the "Contracts") and shares of the Portfolios are offered only for purchase by insurance company separate accounts (the "Separate Accounts") as an investment for Contracts, as described in the accompanying Contract prospectus. Shares of each Portfolio are offered to Separate Accounts at their net asset value, without a sales charge, next determined after receipt of an order by an insurance company. The offering of shares of a Portfolio may be suspended from time to time and the fund reserves the right to reject any specific purchase order.

	The Income and Growth Portfolio invests primarily in common stocks offering a current return from dividends and will also normally include some interest-paying fixed income securities (such as U.S. Government securities, investment grade bonds and debentures) and high quality money market instruments (such as commercial paper and repurchase agreements collateralized by U.S. Government securities with broker/dealers or other financial institutions, including the fund's custodian). At least 65% of the Portfolio's assets will at all times be invested in equity securities. The Portfolio may also purchase preferred stocks and convertible securities. Temporary defensive investments or investment in a higher percentage of fixed income securities may be made when deemed advisable. In the selection of common stock investments, emphasis is generally placed on issues with established dividend records as well as potential for price appreciation. From time to time, however, a portion of the assets may be invested in non-dividend paying stocks. The Portfolio may make investments in foreign securities (including EDRs, CDRs and GDRs) though management currently intends to limit such investments to 5% of the Portfolio's assets and an additional 10% of its assets may be invested in American Depository Receipts ("ADR"s) representing shares in foreign securities that are traded in United
States securities markets. If in seeking to achieve its investment objectives the fund believes opportunities warrant its investment in foreign securities, management would give appropriate consideration, in its judgment, to risks that may be associated with foreign investments, including currency exchange control regulations and costs, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and volume and more volatility in foreign securities markets and the impact of political, social, economic or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest on securities in the Portfolio.
If it should become necessary, the fund might encounter greater difficulties in invoking legal processes abroad than would be case in the United States. In addition, there may be less publicly available information about a non-U.S. company, and non-U.S. companies are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.
Furthermore, some of these securities may be subject to foreign brokerage and withholding taxes.

	Although the Portfolio may, as described below, sell short "against the box," buy or sell puts or calls and borrow money, it has no intention of doing so in the foreseeable future. Similarly, although the Portfolio may lend money or assets, as described in investment restriction 8 or 9 on page 6, the Portfolio does not currently intend to, nor does it intend to engage in loans other than short-term loans.

	While the Portfolio is permitted to invest in warrants (including 2% or less of the Portfolio's total net assets in warrants that are not listed on the New
York Stock Exchange or American Stock Exchange), the
Portfolio has no intention of doing so in the foreseeable future. For purposes of computing the foregoing percentage, warrants acquired by the Portfolio in units or attached to securities will be deemed to be without value.

	In addition, although the Income and Growth
Portfolio may buy or sell covered put and covered call options up to 15% of its net assets, (including collars, caps, floor and swaps) provided such options are listed on a national securities exchange, the Portfolio does not currently intend to commit more than 5% of its assets to be invested in or subject to put and call options. A "call option" gives a holder the right to purchase a specific stock at a specified price referred to as the "exercise price," within a specific period of time (usually 3, 6, or 9 months). A "put option" gives a holder the right to sell a specific stock at a specified price within a specified time period. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Put and call options are currently traded on The Chicago Board Options Exchange and several other national exchanges. Institutions, such as the fund, that sell (or "write") call options against securities held in their investment portfolios retain the premium. If the writer determines not to deliver the stock prior to the option's being exercised, the writer may purchase in the secondary market an identical option for the same stock with the same price and expiration date in fulfillment of the obligation. In the event the option is exercised the writer must deliver the underlying stock to fulfill the option obligation. The brokerage commissions associated with the buying and selling of call options are normally proportionately higher than those associated with general securities transactions.

	The Portfolio may invest in investment grade bonds, i.e. U.S. Government obligations or bonds rated in the four highest rating categories of a nationally recognized statistical rating organization (an
"NRSRO"), such as those rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. ("Moody's") or AAA,
AA, A and BBB by Standard & Poor's Ratings Group
("S&P").

The Income and Growth Portfolio may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

  To hedge against the economic impact of adverse changes in the market value of its securities because of changes in stock market prices, currency exchange rates or interest rates
  As a substitute for buying or selling securities
  To enhance the Portfolio's return

A derivative contract will obligate or entitle the Portfolio to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a Portfolio's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the Portfolio less liquid and harder to value, especially in declining markets.

	The U.S. Government/High Quality Securities
Portfolio currently has insufficient assets to enable it to invest in accordance with its investment policies. If the Portfolio were able to invest in accordance with its investment policies, the Portfolio would invest primarily in a combination of (i) securities of the U.S. Government, its agencies or its instrumentalities and (ii) other high quality fixed income securities (including corporate bonds) rated within the two highest categories by an NRSRO such as S&P (AAA, AA) or Moody's (Aaa, Aa) or if unrated, are determined to be of comparable quality by the manager.
Except when the Portfolio is in a temporary defensive investment position, at least 65% of the Portfolio's total assets will be invested in these securities, including the securities held subject to repurchase agreements.

	It is anticipated that a substantial portion of the Portfolio's investments will consist of GNMA
Certificates, which are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the U.S. Government. As a hedge against changes in interest rates, the Portfolio may enter into agreements with dealers in GNMA Certificates whereby the Portfolio agrees to purchase or sell an agreed-upon principal amount of GNMA Certificates at a specified price on a certain date; provided, however, that settlement occurs within 120 days of the trade date.
The balance of the investments of the Portfolio will be fixed income securities of private issuers and money market instruments, including certificates of deposit, bankers' acceptances, and commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 of Moody's.

	The Reserve Account Portfolio currently has insufficient assets to enable it to invest in accordance with its investment policies. Instead, the Portfolio invests all of its assets in repurchase agreements. If the Portfolio were able to invest in accordance with its investment policies, the Portfolio would invest in high-grade fixed income obligations
(including money market instruments) with a maximum maturity of seven years. These obligations include
U.S. Government Obligations; commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's; high quality corporate notes and bonds, including floating rate issues, rated within the two highest categories by an NRSRO such as S&P or Moody's or, if not rated of comparable quality as determined by the manager, bankers' acceptances; certificates of deposit and securities backed by letters of credit. Normally, a portion of the Portfolio would consist of investments that mature in two to seven years; however, it would be expected there would be occasions when as much as all of the Portfolio would be invested in money market instruments.

	The fund effects portfolio transactions with a view towards attaining the investment objective of each Portfolio and is not limited to a predetermined rate of portfolio turnover. None of the Portfolios will engage in the trading of securities for the purpose of realizing short-term profits; however, each Portfolio will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Portfolio's investment objective. A high portfolio turnover results in correspondingly greater transaction costs.

	The fund's Declaration of Trust permits the trustees to establish additional Portfolios of the fund from time to time. The investment objectives, policies and restrictions applicable to additional Portfolios would be established by the trustees at the time such Portfolios were established and may differ from those set forth in the Prospectus and this SAI.

	GNMA Securities.  Government National Mortgage
Association ("GNMA"), an agency of the United States
Government, guarantees the timely payment of monthly installments of principal and interest on modified pass-through Certificates, whether or not such amounts are collected by the issuer of these Certificates on the underlying mortgages. In the opinion of an Assistant Attorney General of the United States, this guarantee is backed by the full faith and credit of the United States. Scheduled payments of principal and interest are made each month to holders of GNMA
Certificates (such as the Government/High Quality
Portfolio). The average life of GNMA Certificates varies with the maturities of the underlying mortgages
(with maximum maturities of 30 years) but is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of prepayments, refinancing of such mortgages or foreclosure. Unscheduled prepayments of mortgages are passed through to the holders of GNMA Certificates at par with the regular monthly payments of principal and interest, which have the effect of reducing future payment of such Certificates.

	GNMA Certificates have historically involved no credit risk; however, due to fluctuations in interest rates, the market value of such securities will vary during the period of a shareholder's investment in the Government/High Quality Portfolio. Prepayments and scheduled payments of principal will be reinvested by the fund in then available GNMA Certificates which may bear interest at a rate lower or higher than the Certificate from which the payment was received. As with other debt securities, the price of GNMA
Certificates is likely to decrease in times of rising interest rates; however, in periods of falling interest rates the potential for prepayment may reduce the general upward price increase of GNMA Certificates that might otherwise occur.

	Other U.S. Government Obligations. In addition to GNMA Securities and direct obligations of the U.S.
Treasury (such as Treasury Bills, Notes and Bonds),
U.S. Government Obligations in which the fund may invest include: (1) obligations of, or issued by, Banks for Cooperatives, Federal Land Banks, Federal
Intermediate Credit Banks, Federal Home Loan Banks, the
Federal Home Loan Bank Board, any wholly-owned
Government corporation so designated in Section 9101
(3) of Title 31, or the Student Loan Marketing
Association; (2) other securities fully guaranteed as to principal and interest by the United States of America; (3) other obligations of, or issued by, or fully guaranteed as to principal and interest by the Federal National Mortgage Association or any agency of the United States; and (4) obligations currently or previously sold by the Federal Home Loan Mortgage
Corporation.

	Bank Obligations.  Obligations purchased from
U.S. banks or other financial institutions that are members of the Federal Reserve System or the Federal
Deposit Insurance Corporation ("FDIC") (including obligations of foreign branches of such members) if either: (a) the principal amount of the obligation is insured in fully by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion
(as reported in it most recently published financial statements prior to the date of investment). These obligations include:

Bankers' Acceptance: A short-term credit instrument evidencing the obligation of a bank to pay a draft drawn upon it by a customer. This instrument reflects the obligation not only of the drawer but also of the bank to pay the face amount of the instrument upon maturity.

Certificate of Deposit: A certificate evidencing the obligation of a bank to repay funds deposited with it earning a specified rate of interest over a given period.

	Reverse Repurchase Agreements. The fund may enter into reverse repurchase agreements on behalf of the Reserve Account Portfolio and the U.S.
Government/High Quality Securities Portfolio. Each of these Portfolios may enter into reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of Portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of borrowing under reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage."
The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that the fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Portfolio has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the fund intends to use the reverse repurchase technique only when the Manager believes it will be advantageous to the Portfolio's assets. The fund's custodian bank will maintain a segregated account of the Portfolio with securities having a value equal to or greater than such commitments.

	Securities Lending. Each Portfolio may seek to increase its net investment income by lending its securities provided such loans are callable at any time and are continuously secured by cash or U.S. Government obligations equal to no less than the market value, determined daily, of the securities loaned. The
Portfolio will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending of securities the fund may pay reasonable finders, administrative and custodial fees. Management will limit such lending to not more than thirty-three and one-third percent of the value of a Portfolio's total assets. Where voting or consent rights with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on the Portfolio's investment in the securities loaned. Apart from lending its securities and acquiring debt securities of a type customarily purchased by financial institutions, none of the Portfolios will make loans to other persons.

	Delayed Delivery. A delayed delivery transaction involves the purchase of securities at an agreed-upon price on a specified future date. At the time the fund enters into a binding obligation to purchase securities on a delayed delivery basis the Portfolio will establish with the Custodian a segregated account with assets of a dollar amount sufficient to make payment for the securities to be purchased. The value of the securities on the delivery date may be more or less than their purchase price. Securities purchased on a delayed delivery basis do not generally earn interest until their scheduled delivery date.

INVESTMENT RESTRICTIONS

	The trust has adopted the following restrictions and fundamental policies that cannot be changed without approval by a "vote of a majority of the outstanding voting securities" of each Portfolio affected by the change as defined in the Investment Company Act of 1940
(the "Act") and Rule 18f-2 thereunder.

	Without the approval of a majority of its outstanding voting securities, the Income and Growth
Portfolio may not:

	1. With respect to 75% of its assets, invest more than 5% of the value of its total assets in any one issuer, except securities of the U.S. Government, its agencies or its instrumentalities; 2. Invest more than 25% of the value of its total assets in any one industry, except that securities of the U.S.
Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation;
3. Purchase securities on margin; 4. Make short sales of securities or maintain a short position unless at all times when a short position is open, the Portfolio owns or has the right to obtain, at no added cost, securities identical to those sold short; 5. Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then not in excess of the lesser of 10% of its total assets taken at cost or 5% of the value of its total assets; or mortgage or pledge any of its assets, except to secure such borrowings; 6.
Act as an underwriter of securities except to the extent the fund may be deemed to be an underwriter in connection with the sale of portfolio holdings; 7.
Invest in real estate (the purchase by the Portfolio of securities for which there is an established market of companies engaged in real estate activities or investments shall not be deemed to be prohibited by this fundamental investment limitation); 8. Purchase or sell commodities; and 9. Make loans, except the Portfolio will purchase debt obligations, may enter into repurchase agreements and may lend its securities.

	Without the approval of a majority of its outstanding voting securities the U.S. Government/High
Quality Securities Portfolio may not:

	1. With respect to 75% of its assets, invest more than 5% of the value of its total assets in any one issuer, except securities of the U.S. Government, its agencies or instrumentalities; 2. Invest more than 25% of the value of its total assets in any one industry, except that securities of the U.S.
Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation;
3. Purchase securities on margin; 4. Sell securities short (provided however the Portfolio may sell short if it maintains a segregated account of cash or U.S.
Government obligations with the Custodian, so that the amount deposited in it plus the collateral deposited with the broker equals the current market value of the securities sold short and is not less than the market value of the securities at the time they were sold short); 5. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the value of its assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of 7 1/2% of the value of the fund's assets at the time of such borrowing. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling it to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.) Borrowings may take the form of a sale of portfolio securities accompanied by a simultaneous agreement as to their repurchase; 6.
Act as an underwriter of securities except to the extent the fund may be deemed to be an underwriter in connection with the sale of portfolio holdings; 7.
Invest in real estate (the Portfolio, however, will purchase mortgage-related securities); 8. Purchase or sell commodities; and 9. Make loans, except the Portfolio will purchase debt obligations, may enter into repurchase agreements and may lend its securities.

	Without the approval of a majority of its outstanding voting securities the Reserve Account
Portfolio may not:

	1. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer, except securities of the U.S. Government, its agencies or instrumentalities; 2. Invest more than 25% of the value of its total assets in any one industry, except that securities of the U.S. Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation; 3. Purchase securities on margin; 4. Sell securities short; 5.
Borrow money except from banks for temporary purposes in an amount up to 10% of the value of its total assets and may mortgage or pledge its assets in an amount up to 10% of the value of its total assets only to secure such borrowings. The Portfolio will borrow money only to accommodate requests for the redemption of shares while effecting an orderly liquidation of portfolio securities or to clear securities transactions and not for leveraging purposes. This restriction shall not be deemed to prohibit the Portfolio from entering into reverse repurchase agreements so long as not more than 33 1/3% of the Portfolio's total assets are subject to such agreements; 6. Act as an underwriter of securities except to the extent the fund may be deemed to be an underwriter in connection with the sale of portfolio holdings; 7. Invest in commodities; and 8.
Make loans, except the Portfolio will purchase debt obligations, may enter into repurchase agreements and may lend its securities.

	The investment objective and policies of each Portfolio are non-fundamental and, as such, may be modified by the trustees of the fund provided such modification is not prohibited by the investment restrictions set forth above or applicable law, and any such change will first be disclosed in the then current prospectus. The restrictions below are non-fundamental and may be changed by the trustees without shareholder approval or ratification. Each of the Portfolios may not:

	1. Invest more than 5% of its total assets in issuers with less than three years of continuous operation (including that of predecessors) or so-called
"unseasoned" equity securities that are not either admitted for trading on a national stock exchange or regularly quoted in the over-the-counter market (this restriction, however, would not apply to a newly created agency or instrumentality of the U.S.
Government); 2. Purchase more than 10% of any class of the outstanding securities, or any class of voting securities, of any issuer; 3. Invest in or hold securities of an issuer if those officers and trustees of the fund, its manager, or Salomon Smith Barney owning beneficially more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer; 4. Purchase securities of another investment company except as part of a merger, consolidation or acquisition or as permitted by Section l2(d)(l) of the Investment Company Act of 1940;
5. Have more than 15% of its net assets at any time invested in or subject to puts, calls or combinations thereof and may not purchase, sell or write options that are not listed on a national securities exchange;
6. Invest in interests in oil or gas or other mineral exploration or development programs; and 7. The U.S.
Government/High Quality Securities Portfolio and the
Reserve Account Portfolio each may not purchase common stocks, preferred stocks, warrants or other equity securities.

	The foregoing percentage restrictions apply at the time an investment is made; a subsequent increase or decrease in percentage may result from changes in values or net assets.

THE BALANCE OF THIS PAGE IS INTENTIONALLY LEFT BLANK.


PERFORMANCE DATA

	From time to time the fund may advertise a Portfolio's cumulative total return, average annual total return, yield and current distribution return in advertisements and other types of sales literature.
These figures are based on historical earnings and are not intended to indicate future performance. In addition, these figures will not reflect the deduction of the charges that are imposed on the Contracts by the Separate Account (see Contract prospectus) which, if reflected, would reduce the performance quoted. The total return shows what an investment in the Portfolio would have earned over a specified period of time (one, five or ten years) assuming that all distributions and dividends by the Portfolio were invested on the reinvestment dates during the period less all recurring fees. Cumulative total return is computed for a specified period of time assuming reinvestment of all income dividends and capital gains distributions at net asset value on the ex-dividend dates at prices calculated as stated in the prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the Securities and Exchange
Commission ("SEC"), is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information over different periods of time by means of aggregate, average, year-by-year, or other types of total return figures.

	Each Portfolio's cumulative total return and average annual total return for the one, five year and ten year periods, and since each Portfolio's inception date are shown below.
	Portfolio
Cumulative Total Returns as of 12/31/99

1 year
5 years
10 years
Since
Inception
of the fund





Income and Growth Portfolio
 (2.74) %
116.79 %
234.32%
      243.19
%*
U.S. Gov't/High Quality
        Securities Portfolio
     2.55
%
     31.24
%
80.23%

80.23 %*
Reserve Account Portfolio
     3.40
%
     14.82
%
53.81%

58.83% **

Portfolio
Average Annual Total Returns as of 12/31/99

1 year
5 years
10 years
Since
Inception
of the fund





Income and Growth Portfolio
 (2.74) %
 16.74 %
12.82%
12.52 %*
U.S. Gov't/High Quality
      Securities Portfolio
     2.55
%

5.59 %
6.07%

6.11%*
Reserve Account Portfolio
     3.40
%

2.80 %
4.40%

4.54 %**
*   Index comparisons begin on July 31, 1989
** Index comparisons begin on August 31, 1989

	Each cumulative Portfolio's yield is computed by dividing the net investment income per share earned during a specified thirty day period by the net asset value per share on the last day of such period and annualizing the result. For purposes of the yield calculation, interest income is determined based on a yield to maturity percentage for each long-term fixed income obligation in the Portfolio; income on short-term obligations is based on current payment rate. For the fiscal year ended December 31, 1999, the yields for U.S. Government/High Quality Securities Portfolio and
Reserve Account Portfolio were 4.53% and 5.88%, respectively

	The fund calculates current distribution return for the Income and Growth Portfolio by dividing the distributions from investment income declared during the most recent twelve months by the net asset value on the last day of the period for which current distribution return is presented. The fund calculates current distribution return for the U.S. Government
Securities Portfolio by annualizing the most recent quarterly distribution from investment income and dividing by the net asset value on the last day of the period for which current distribution return is presented. The fund calculates current distribution return for the Reserve Portfolio by annualizing the most recent monthly distribution and dividing by the net asset value on the last day of the period for which current distribution return is presented. A
Portfolio's current distribution return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current distribution return, and the charges that are imposed on the Contracts by the Separate Account, should be considered when comparing the Portfolio's current distribution return to yields published for other investment companies and other investment vehicles. From time to time, the fund may include its current distribution return in information furnished to present or prospective shareowners.

	A Portfolio's current distribution return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current distribution return, and the charges that are imposed on the Contracts by the Separate Account, should be considered when comparing a Portfolio's current distribution return to yields published for other investment companies and other investment vehicles.
Current distribution return should also be considered relative to changes in the value of the Portfolio's shares and to the risks associated with the Portfolio's investment objective and policies. For example, in comparing current distribution returns with those offered by Certificate of Deposit ("CDs"), it should be noted that CDs are insured (up to $100,000) and offered a fixed rate of return. Returns of the Reserve Account
Portfolio may from time to time be compared with returns of money market funds measured by Donoghue's
Money fund Report, a widely-distributed publication on money market funds.

	Performance information may be useful in evaluating a Portfolio and for providing a basis for comparison with other financial alternatives. Since the performance of each Portfolio changes in response to fluctuations in market conditions, interest rate and Portfolio expenses, no performance quotation should be considered a representation as to the Portfolio's performance for any future period.


	TRUSTEES AND EXECUTIVE OFFICERS

The names of the trustees of the trust and executive officers of the portfolios, together with information as to their principal business occupations, are set forth below. The executive officers of the portfolios are employees of organizations that provide services to the fund. Each trustee who is an "interested person" of the fund, as defined in the 1940 Act, is indicated by an asterisk. The address of the "non-interested" trustees and the executive officers of the portfolios is 388 Greenwich Street, New York, New York 10013, unless otherwise indicated.

LEE ABRAHAM, Trustee
Retired; Trustee of 12 investment companies associated with Citigroup Inc. ("Citigroup"). Director of R.G.
Barry Corp., a footwear manufacturer, Signet Group plc, a specialty retailer, and eNote.com, Inc., a computer hardware company. Formerly Chairman and Chief Executive
Officer of Associated Merchandising Corporation, a major retail merchandising and sourcing organization and formerly Director of Galey & Lord and Liz
Claiborne.  His address is 106 Barnes Road, Stamford,
Connecticut 06902; Age 72.

ALLAN J. BLOOSTEIN, Trustee
President of Allan J. Bloostein Associates, a consulting firm; Trustee of 19 investment companies associated with Citigroup. Director of CVS Corporation, a drugstore chain, and Taubman Centers Inc., a real estate development company; Retired Vice Chairman and Director of The May Department Stores Company. His address is 27 West 67th Street, New York, New York
10023; Age 70.

JANE F. DASHER, Trustee
Investment Officer; Korsant Partners, a family investment company. Trustee of 12 investment companies associated with Citigroup. Prior to 1997, Independent
Financial Consultant. Her address is 283 Greenwich
Avenue, Greenwich, Connecticut 06830;  Age 50.

DONALD R. FOLEY, Trustee
Retired; Trustee of 12 investment companies associated with Citigroup. Formerly Vice President of Edwin Bird
Wilson, Incorporated (an advertising agency); His address is 3668 Freshwater Drive, Jupiter, Florida
33477; Age 77.

RICHARD E. HANSON, JR., Trustee
Head of School, The New Atlanta Jewish Community High
School, Atlanta Georgia. Trustee of 12 investment companies associated with Citigroup. Formerly
Headmaster, The Peck School, Morristown, New Jersey.
His address is 58 Ivy Chase, Atlanta, Georgia 30342;
Age 58.

PAUL HARDIN, Trustee
Professor of Law at University of North Carolina at
Chapel Hill. Trustee of 14 investment companies associated with Citigroup. Director of The Summit
Bancorporation; Formerly, Chancellor of the University of North Carolina at Chapel Hill; His address is 12083
Morehead, Chapel Hill, North Carolina 27514; Age 68.

*HEATH B. McLENDON, Chairman of the Board, President and Chief Executive Officer
Managing Director of Salomon Smith Barney; Chairman,
Co-Chairman or Trustee of the Board of 71 investment companies associated with Citigroup. Director and President of SSB Citi and Travelers Investment
Advisers, Inc. ("TIA").  His address is 7 World Trade
Center, New York, New York 10048; Age 66.

RODERICK C. RASMUSSEN, Trustee
Investment Counselor; Director of 12 investment companies associated with Citigroup. Formerly Vice
President of Dresdner and Company Inc. (investment counselors); His address is 9 Cadence Court,
Morristown, New Jersey 07960; Age 73.

JOHN P. TOOLAN, Trustee
Retired; Director of 12 investment companies associated with Citigroup. Trustee of John Hancock Funds;
Formerly, Director and Chairman of Smith Barney Trust
Company, Director of Smith Barney Holdings Inc. and various subsidiaries, Senior Executive Vice President,
Director and Member of the Executive Committee of Smith
Barney; His address is 13 Chadwell Place, Morristown,
New Jersey 07960; Age 69.

*LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing Director of Salomon Smith Barney;  Senior Vice
President or Executive Vice President and Treasurer of
61 investment companies associated with Citigroup;
Director and Senior Vice President of the Manager and
TIA; Age 42.

ELLEN CARDOZO SONSINO, Vice President
Managing Director of Salomon Smith Barney and Vice
President of [certain other] investment companies associated with Citigroup; 49.

JAMES CONROY,   Vice President
Investment Officer of SSB Citi;  Managing Director of
Salomon Smith Barney and Vice President of [certain other] investment companies associated with Citigroup;
48.

*PAUL BROOK, Controller
Controller; Director of Salomon Smith Barney;
Controller or Assistant Treasurer of 43 investment companies associated with Citigroup; from 1997-1998
Managing Director of AMT Capital Services Inc.; prior to 1997, Partner with Ernst & Young LLP, Age 46.

*CHRISTINA T. SYDOR, Secretary
Managing Director of Salomon Smith Barney; Secretary of
61 investment companies associated with Citigroup;
Secretary and General Counsel of the Manager and TIA;
Age 49.

The following table shows the compensation paid by the fund to each person who was a trustee during the fund's last fiscal year. None of the officers of the fund received any compensation from the fund for such period. Officers and interested trustees of the fund are compensated by Salomon Smith Barney.


COMPENSATION TABLE


  Name of Person

 Aggregate
Compensatio
n from the
Fund Fiscal
Year Ended
12/31/99

Pension or
Retirement
Benefits
Accrued as
Part of Fund's
Expenses

Total
Compensation
from Fund
and Fund
Complex Paid
to Trustees
for the
Calendar
Year Ended
12/31/99

Total Number of
Funds for Which
Person Serves
within Fund
Complex for the
Calendar Year
Ended 12/31/99
Lee Abraham
    $
6
            $
0
      $
71,133
12
Allan J.
Bloostein
    $
6
            $
0
      $
112,483
19
Jane Dasher
    $
6
            $
0
      $
65,733
12
Donald R.
Foley**
    $  606
            $
0
      $
71,300
12
Richard E.
Hanson
    $
6
            $
0
      $
68,233
12
Paul Hardin
    $  609
            $
0
      $
90,450
14
Heath B.
McLendon*
    $
0
            $
0
0
71
Roderick C.
Rasmussen
    $  609
            $
0
      $
76,200
12
John P. Toolan**
    $
0
            $
0
      $
69,100
12

________________________________________
* Designates a trustee who is an "interested person" of the fund.

** Pursuant to a deferred compensation plan, the indicated persons elected to defer the following amounts of their compensation from the fund: Donald R.
Foley: $3, and John P. Toolan: $309, and the following amounts of their total compensation from the fund
Complex:  Donald R. Foley: $21,600,  and John P.
Toolan: $69,100.

+Upon attainment of age 72 the fund's current trustees may elect to change to emeritus status. Any trustee elected or appointed to the board of trustees in the future will be required to change to emeritus status upon attainment of age 80. trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the fund's trustees, together with reasonable out-of-pocket expenses for each meeting attended. During the fund's last fiscal year aggregate compensation from the fund to Emeritus Trustees totaled
$304.

On April 19, 2000, trustees and officers owned in the aggregate less than 1% of the outstanding securities of the fund.

DETERMINATION OF NET ASSET VALUE

	The net asset value of each Portfolio's share will be determined on any day that the New York Stock
Exchange is open. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good
Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas.

PURCHASE OF SHARES

	The fund offers its shares of capital stock on a continuos basis. Shares can be acquired only by buying a Contract from a life insurance company designated by the fund and directing the allocation of part or all of the net purchase payment to one or more of eight subaccounts, each of which invests in a Portfolio as permitted under the Contract prospectus. Investors should read this SAI and the fund's prospectus dated
April 28, 2000 along with the Contract prospectus.



REDEMPTION OF SHARES

	Redemption payments shall be made wholly in cash unless the trustees believe that economic conditions exist that would make such a practice detrimental to the best interests of the fund and its remaining shareowners. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under "Share
Price" in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.


DIVIDENDS, DISTRIBUTIONS AND TAXES

	Each Portfolio of the fund intends to qualify as a "regulated investment company" under the Internal
Revenue Code (the "Code") and to declare and make annual distributions of substantially all of its investment company taxable income and net capital gains to its shareowners (i.e., the Separate Accounts). Such distributions are automatically invested in additional shares of the Portfolio at net asset value and are includable in the gross income of the Separate Accounts holding such shares. See the accompanying Contract
Prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.


DIVERSIFICATION

	Each Portfolio of the fund is subject to asset diversification regulations promulgated by the U.S.
Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. If a Portfolio should fail to comply with these regulations, Contracts invested in that Portfolio would not be treated as annuity, endowment or life insurance contracts under the Code.


INVESTMENT MANAGEMENT AND OTHER SERVICES

CUSTODIAN, TRANSFER AGENT AND SUB-TRANSFER AGENT

PNC Bank, National Association ("PNC" or "custodian"), located at 17th and Chestnut Streets, Philadelphia,
Pennsylvania, 19103, serves as the custodian of the fund. Under its custody agreement with the fund, PNC holds the fund's securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transactions charges. The assets of the fund are held under bank custodianship in compliance with the 1940
Act.

Citi Fiduciary Trust Company, (formerly know as Smith
Barney Private Trust Company) (the "transfer agent") located at 388 Greenwich Street, New York, New York
10013 serves as the transfer agent and shareholder services agent for the fund.

PFPC Global Fund Services ("PFPC" or "sub-transfer agent"), located at Exchange Place, Boston, Massachusetts 02109, serves as the trust's sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.





DISTRIBUTOR


CFBDS, Inc., located at 20 Milk Street, Boston,
Massachusetts 02109-5408 serves as the fund's distributor pursuant to a written agreement dated
October 8, 1998 (the "Distribution Agreement") which was approved by the fund's Board of Trustees, including a majority of the independent trustees on July 15, 1998. Prior to the merger of Travelers Group, Inc. and Citicorp Inc. on October 8, 1998, Salomon Smith Barney served as the fund's distributor.



INDEPENDENT AUDITORS

	KPMG LLP, 757 Third Avenue, New York, NY 10017, has been selected as the fund's independent auditors to examine and report on each of the fund's financial statements and highlights for the fiscal year ending
December 31, 2000.


THE FUND AND ITS INVESTMENTS

	The fund, an open-end, diversified, managed investment company, is organized as a "Massachusetts business trust" pursuant to the Declaration of Trust dated December 18, 1986. Pursuant to the Declaration of Trust, the trustees have authorized the issuance of three series of shares, each representing shares in one of three separate Portfolios - the Income and Growth
Portfolio, the U.S. Government/High Quality Securities
Portfolio and the Reserve Account Portfolio. Pursuant to such authority, the trustees may also authorize the creation of additional series of shares and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).

	The investment objectives, policies and
restrictions applicable to additional Portfolios would be established by the trustees at the time such Portfolios were established and may differ from those set forth in the Prospectus and this SAI. In the event of liquidation or dissolution of a Portfolio or of the fund, shares of a Portfolio are entitled to receive the assets belonging to that Portfolio and a proportionate distribution, based on the relative net assets of the respective Portfolios, of any general assets not belonging to any particular Portfolio that are available for distribution.

	The assets of each Portfolio will be segregated and separately managed. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share of the same Portfolio and is entitled to such dividends and distributions out of the net income of that Portfolio as are declared in the discretion of the trustees. Shareowners are entitled to one vote for each share held and will vote by individual Portfolio except to the extent required by the Act. The fund is not required to hold annual shareowner meetings, although special meetings may be called for the fund as a whole, or a specific
Portfolio, for purposes such as electing or removing trustees, changing fundamental policies or approving a management contract. Shareowners may, in accordance with the Declaration of Trust, cause a meeting of shareowners to be held for the purpose of voting on the removal of trustees. In accordance with current law and as explained further in the accompanying Contract
Prospectus, the Separate Account will vote its shares in accordance with instructions received from policyowners.

	The Declaration of Trust may be amended only by a "majority shareholder vote" as defined therein, except for certain amendments that may be made by the trustees. The Declaration of Trust and the By-Laws of the fund are designed to make the fund similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms relates to shareowner liability described below. Under
Massachusetts law, shareowners of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust, which is not the case with a corporation. The Declaration of Trust of the fund provides that shareowners shall not be subject to any personal liability for the acts or obligations of the fund and that every written obligation, contract, instrument or undertaking made by the fund shall contain a provision to the effect that the shareowners are not personally liable thereunder.

	Special counsel for the fund are of the opinion that no personal liability will attach to the shareowner under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions and with respect to tort claims, contract claims where the provision referred to is omitted from the undertaking, claims for taxes and certain statutory liabilities in other jurisdictions, a shareowner may be held personally liable to the extent that claims are not satisfied by the fund; however, upon payment of any such liability the shareowner will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the fund, with the advice of counsel, in such a way so as to avoid, as far as possible, ultimate liability of the shareowners for liabilities of the fund.

	The Declaration of Trust further provides that no trustee, officer or employee of the fund is liable to the fund or to a shareowner, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or its duties, nor is any trustee, officer or employee personally liable to any third persons in connection with the affairs of the fund. It also provides that all third persons shall look solely to the fund property or the property of the appropriate
Portfolio of the fund for satisfaction of claims arising in connection with the affairs of the fund or a particular Portfolio, respectively. With the exceptions stated, the Declaration of Trust provides that a trustee, officer or employee is entitled to be indemnified against all liability in connection with the affairs of the fund.

	The fund shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination of the trust or any of the series of the trust by action of the shareowners or by action of the trustees upon notice to the shareowners.

MANAGEMENT AGREEMENTS

	The trustees are responsible for the direction and supervision of the fund's business and operations.
The fund employs SSB Citi, a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), to manage the day to day operations of each Portfolio pursuant to a management agreement entered into by the fund on behalf of each Portfolio. Holdings is also the parent company of Salomon Smith Barney Inc. ("Salomon
Smith Barney") and is a subsidiary of Citigroup Inc., a diversified financial service holding company. The manager was incorporated on March 12, 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. As of March 2000 the manager renders investment advice to investment companies that had aggregate assets under management in excess of $197 billion. The manager, Salomon Smith Barney and Holdings are each located at 388 Greenwich Street, New York, NY 10013. The term
"Smith Barney" in the title of the fund has been adopted by permission of Salomon Smith Barney and is subject to the right of Salomon Smith Barney to elect that the fund stop using the term in any form or combination of its name.

	The manager provides each Portfolio with advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects of the business and affairs of each Portfolio and furnishes each Portfolio with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the fund. By written agreement Salomon Smith Barney's Research and other departments and staff will furnish the manager with information, advice and assistance and will be available for consultation on the fund's Portfolios, thus Salomon Smith Barney may also be considered an investment adviser to the fund. Salomon Smith Barney's services are paid for by the manager; there is no charge to the fund for such services. For the services provided by the manager, the fund pays the manager monthly fees equal to 1/12 of .60% of the average daily net assets of the Income and Growth Portfolio and 1/12 of .45% of the average daily net assets of the U.S.
Government/High Quality Portfolio and the Reserve
Account Portfolio. The manager has agreed to waive its fee to the extent that the aggregate expenses of any Portfolio exclusive of taxes, brokerage, interest and extraordinary expenses, such as litigation and indemnification expenses, exceed 1% of the average daily net assets for any fiscal year of the Portfolio.
The 1% voluntary expense limitation shall be in effect until it is terminated by notice to shareowners and by supplement to the then current prospectus.

	For 1997 the management fee for the Income and Growth Portfolio was $109,300, the management fee for U.S. Government/High Quality Portfolio was $9,382, and the management fee for the Reserve Account Portfolio was $857. For the year ended December 31, 1998, SSB
Citi waived all of its management fees and reimbursed expenses of $4,832 and $15,552 for the U.S.
Government/High Quality Securities and Reserve Account
Portfolios, respectively.  For the year ended December
31, 1999, the management fee for the Income and Growth
Portfolio was $77,096, for the U.S. Government/High
Quality Securities and Reserve Account Portfolios, SSBI
Citi waived all of its management fees and reimbursed expenses of $16,270 and $29,987, respectively.

	The Management Agreement for each of the fund's
Portfolios provides that all other expenses not specifically assumed by the manager under the Management Agreement on behalf of the Portfolio are borne by the fund. Expenses payable by the fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the fund) and shareowner servicing agents, expenses of preparing and printing its prospectuses, proxy material, reports and notices sent to shareowners, all expenses of shareowners' and trustees' meetings, filing fees and expenses relating to the registration statements, fees of auditors and legal counsel, out-of-pocket expenses of trustees and fees of trustees who are not "interested persons" as defined in the Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the fund's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses of each Portfolio of the fund, including but not limited to the respective management fees, are charged to that Portfolio, and general trust expenses are allocated among the Portfolios on the basis of relative net assets. No sales or promotion expenses are incurred by the fund, but expenses incurred in complying with laws regulating the issue or sale of the fund's shares, which are paid by the fund, are not deemed sales or promotion expenses.

	In addition, brokerage is allocated to Salomon
Smith Barney, provided that, in the judgment of the trustees of the fund, the commission, fee or other remuneration received or to be received by Salomon
Smith Barney (or any broker/dealer affiliate of Salomon
Smith Barney that is also a member of a securities exchange) is reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during the same or comparable period of time. In all trades to be directed to Salomon Smith Barney, the fund has been assured that its orders will be accorded priority over those received from Salomon Smith Barney for its own account or for any of its trustees, officers or employees. It may expect that the preponderance of transactions in the Government/High Quality Portfolio and the Reserve
Account Portfolio will be principal transactions, and the fund will not deal with Salomon Smith Barney in any transaction in which Salomon Smith Barney acts as principal.

	During fiscal year 1999, the percentage of total brokerage commissions paid to Salomon Smith Barney was 28.43% and the percentage of total transactions involving commissions paid to Salomon Smith Barney was 19.09% for Income and Growth Portfolio only. Shown below are the total brokerage fees paid by the fund for each of the past three years on behalf of the Income and Growth Portfolio, the portion paid to Smith Barney and the portion paid to other brokers for the execution of orders allocated in consideration of research and statistical services or solely for their ability to execute the order.


Commissions


Total
To Salomon Smith Barney
To Others
for
Execution
Only
To Others For Execution
and Research and
Statistical Services
1997
1998
1999
$28,199
$20,477
$11,912
$11,006
$10,449
$  2,637	39.2%
$ -0-	-0-%
$ -0-
$ -0-	-0-%
$17,139
$10,028
$  9,275
	60.8%

The board of trustees of the fund has adopted certain policies and procedures incorporating the standard of Rule l7e-l issued by the Securities and Exchange
Commission under the Act which requires that the commissions paid to Salomon Smith Barney must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." The Rule and the policy and procedures also contain review requirements and require the Manager to furnish reports to the board of trustees and to maintain records in connection with such reviews.


Code of Ethics. Pursuant to Rule 17j-1 of the 1940 Act, the funds, their investment advisers and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

A copy of the Fund's Code of Ethics is on file with the Securities and Exchange Commission.


VOTING RIGHTS

	The trustees themselves have the power to alter the number and the terms of office of the trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration (subject to certain removal procedures) and appoint their own successors, provided that in accordance with the Act always at least a majority, but in most instances, at least two-thirds of the trustees have been elected by the shareowners of the fund. Shares do not have cumulative voting rights and therefore the owners of more than 50% of the outstanding shares of the fund may elect all of the trustees irrespective of the votes of other shareowners. Shares of the fund entitle their owners to one vote per share; however, on any matter submitted to a vote of the shareowners, all shares then entitled to vote will be voted by individual Portfolio unless otherwise required by the Act (in which case all shares will be voted in the aggregate). For example, a change in investment policy for a Portfolio would be voted upon only by shareowners of the Portfolio involved.
Additionally, approval of each Portfolio's management agreement is a matter to be determined separately by that Portfolio. Approval of a proposal by the shareowners of one Portfolio is effective as to that Portfolio whether or not enough votes are received from the shareowners of the other Portfolio to approve the proposal as to that Portfolio.

As of April 19, 2000, Nationwide Life Insurance Co.
owned 891,114.622 (100%) of the outstanding shares of the Income and Growth Portfolio, 60,316.934 (100%) of the outstanding shares of the U.S. Government/High
Quality Securities Portfolio, and 4,704.546 (100%) of the outstanding shares of the Reserve Account
Portfolio.


ADDITIONAL INFORMATION

Styles of Fund Management: In an industry where the average portfolio manager has seven years of experience
(source: ICI, 1998), the portfolio managers of Smith
Barney mutual funds average 21 years in the industry and 15 years with the firm.

Smith Barney mutual funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

Style Pure Series - Our style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon Smith
Barney Financial Consultant.

Classic Investor Series - Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

The Concert Allocation Series - As a fund of funds, investors can select a Concert Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

Special Discipline Series - Our Special Discipline
Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.


FINANCIAL STATEMENTS

The fund's annual report for the fiscal year ended
December 31, 1999 is incorporated herein by reference in its entirety. The annual report was filed on March
8, 2000, Accession Number 91155-00-000190.



APPENDIX - RATINGS OF DEBT OBLIGATIONS

BOND (AND NOTES) RATINGS

Moody's Investors Service, Inc.

	Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

	A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate by elements may be present that suggest a susceptibility to impairment sometime in the future.
Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

	Ca - Bonds which are rated Ca represent
obligations which are speculative in a high degree.
Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

	Con (..) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

	Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category;
the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group

	AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

	AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

	BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal.
Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

	BB, B, CCC, CC, C - Debt rated 'BB', 'B', 'CCC',
'CC' and 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation.
While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	Plus (+) or Minus (-):  The ratings from 'AA' to
'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

	L The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the
Federal Deposit Insurance Corp.

	* Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

	* Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

	NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

	Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection;
broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

	Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

 Standard & Poor's Ratings Group

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

	A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.








- 3 -





PART C - OTHER INFORMATION

Item 23 . Exhibits

		(a)	Declaration of Trust dated as of December
18, 1986 is
incorporated herein by reference to Exhibit 1 to Pre-
Effective Amendment No.
1 to the Registration Statement N. 33-10839.

		(b)	Bylaws of the Trust are incorporated by
reference to
Exhibit 2 to Pre-Effective Amendment No. 4.

		(c)	Not applicable.

		(d)	(1)	Management Agreement between the
Income and
Growth Portfolio and Smith, Barney Advisers, Inc. is incorporated by reference to Exhibit 5(a)(i) to Pre-Effective Amendment No.
4.

		(d)	(2)	Management Agreement between U.S.
Government/High Quality Securities Portfolio and Smith,
Barney Advisers, Inc.
by reference to Exhibit 5(a)(ii) to Pre-Effective Amendment
No. 4.

		(d)	(3)	Management Agreement between
Reserve Account
Portfolio and Smith Barney Advisers, Inc. is incorporated by reference to
Exhibit (5)(a)(iii) to Pre-Effective Amendment No. 4.

		(d)	(4)	Subadvisory Agreement between
Smith, Barney
Advisers, Inc. and Smith Barney, Harris Upham & Co.
Incorporated is
incorporated by reference to Exhibit (5)(b) to Pre-
Effective Amendment No. 4.

		(e)	Distribution Agreement between Smith
Barney Variable
Account Funds and CFBDS, Inc. is incorporated by reference to Exhibit (e) to Post-Effective Amendment No.11.

		(f)	Not applicable.

		(g)	Custodian Agreement between Registrant
and Provident
National Bank is incorporated herein by reference to
Exhibit 8 to Pre-
Effective Amendment No. 4.

		(h)	(1) 	Transfer Agency Agreement between
Registrant and
Provident Financial Processing Corp. is incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment No. 4.

		(h)	(2)	Form of Transfer Agency Agreement
between
Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to Exhibit 9(b) to Post-
Effective
Amendment No. 8.

		(i)	(1)	Opinion of Sullivan & Cromwell is
incorporated
by reference to Pre-Effective Amendment No. 1.

		(i)	(2)	Opinion of Gaston & Snow is
incorporated herein
by reference to Exhibit 10 to Pre-Effective Amendment No.
4.

		(j) Auditors' Consent (filed herewith)

		(k) Not applicable.

		(l) Subscription Agreement between the Fund and
Smith, Barney Advisers, Inc. dated June 27, 1989 is incorporated herein by reference to Exhibit 13 to Pre-Effective
Amendment No. 4.

		(m)	Not applicable.

		(n)	Financial Data Schedule is filed
herewith.

		(o) Plan 3 pursuant to Rule 18f-3 is
incorporated by
reference to Exhibit 18 to Post-Effective Amendment No. 7

		(p) Code of Ethics is filed herewith.

Item 24. Persons Controlled by or under Common Control with Registrant.

		The Registrant is not controlled directly or indirectly by any person. Information with respect to the Registrant's investment manager is set forth under the caption "Management" in the prospectus included in
Part A of this Amendment to the Registration Statement on Form N-1A.

Item 25.  Indemnification

		Reference is made to ARTICLE V of Registrant's Declaration of Trust for a complete statement of its terms. Section
52. of ARTICLE V
provides: "No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties."
Emphasis added.

Item 26. Business and other Connections of the Manager and Investment
Adviser

Investment Adviser - SSB Citi Fund Management LLC ("SSB
Citi")
(successor to SSBC Fund Management Inc.) was incorporated in December 1968 under the laws of the State of Delaware.
On September 21, 1999, SSB Citi was converted into a
Delaware Limited Liability Company. SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings"), which in turn is a wholly owned subsidiary of Citigroup Inc. (formerly known as Travelers Group Inc.).
SSB Citi is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act") and has, through its predecessors, been in the investment counseling business since 1968.

The list required by this Item 26 of officers and directors of SSB Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSB
Citi pursuant to the Advisers Act (SEC File No. 801-8314).

Item 27.  Principal Underwriters

(a) CFBDS, Inc. the Registrant's Distributor, is also the distributor for

CitiFundsSM International Growth & Income Portfolio,
CitiFundsSM International Equity Portfolio, CitiFundsSM
Large Cap
Growth Portfolio, CitiFundsSM Intermediate Income
Portfolio,
CitiFundsSM Short-Term U.S. Government Income Portfolio,
CitiFundsSM Emerging Asian Markets Equity Portfolio,
CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash
Reserves,
CitiFundsSM Premium U.S. Treasury Reserves,
CitiFundsSM Premium Liquid Reserves, CitiFundsSM
Institutional U.S.
Treasury Reserves, CitiFundsSM Institutional Liquid
Reserves,
SM Institutional Cash Reserves, CitiFundsSM Tax Free
Reserves,
CitiFundsSM Institutional Tax Free Reserves,
CitiFundsSM California Tax Free Reserves,
CitiFundsSM Connecticut Tax Free Reserves,
CitiFundsSM New York Tax Free Reserves, CitiFundsSM
Balanced Portfolio,
CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth &
Income
Portfolio,CitiFundsSM Small Cap Growth Portfolio,
CitiFundsSM National
Tax Free Income Portfolio, CitiFundsSM New York Tax Free
Income
Portfolio,CitiSelect VIP Folio 200, Citiselect VIP Folio
300,
CitiSelect VIP Folio 400, CitiSelect VIP Folio 500,
CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect
Folio 200,
CitiSelect Folio 300, CitiSelect Folio 400, and CitiSelect
Folio
500.

CFBDS is also the placement agent for Large Cap Value
Portfolio,
International Portfolio, Foreign Bond Portfolio,
Intermediate Income Portfolio, Short-Term Portfolio,
Growth & Income Portfolio, Large Cap Growth Portfolio,
Small Cap Growth Portfolio, International Equity Portfolio,
Balanced Portfolio, Government Income Portfolio, Emerging
Asian Markets Equity Portfolio, Tax Free Reserves
Portfolio,
Cash Reserves Portfolio and U.S. Treasury Reserves
Portfolio.

CFBDS, Inc. is also the distributor for the following
Smith Barney Mutual Fund registrants:
Concert Investment Series
Consulting Group Capital Markets Funds
Greenwich Street Series Fund
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Investment Trust
Smith Barney Investment Funds Inc.
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Sector Series Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney World Funds, Inc.
Travelers Series Fund Inc.
And various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The
Travelers Fund UL for Variable Annuities, The Travelers
Fund VA for
Variable Annuities, The Travelers Fund BD for Variable
Annuities, The
Travelers Fund BD II for Variable Annuities, The Travelers
Fund BD
III for Variable Annuities, The Travelers Fund BD IV for
Variable
Annuities, The Travelers Fund ABD for Variable Annuities,
The
Travelers Fund ABD II for Variable Annuities, The Travelers
Separate
Account PF for Variable Annuities, The Travelers Separate
Account PF
II for Variable Annuities, The Travelers Separate Account
QP for
Variable Annuities, The Travelers Separate Account TM for
Variable
Annuities, The Travelers Separate Account TM II for
Variable
Annuities, The Travelers Separate Account Five for Variable
Annuities, The Travelers Separate Account Six for Variable
Annuities,
The Travelers Separate Account Seven for Variable
Annuities, The
Travelers Separate Account Eight for Variable Annuities,
The
Travelers Fund UL for Variable Annuities, The Travelers
Fund UL II
for Variable Annuities, The Travelers Variable Life
Insurance
Separate Account One, The Travelers Variable Life Insurance
Separate
Account Two, The Travelers Variable Life Insurance Separate
Account
Three, The Travelers Variable Life Insurance Separate
Account Four,
The Travelers Separate Account MGA, The Travelers Separate
Account
MGA II, The Travelers Growth and Income Stock Account for
Variable
Annuities, The Travelers Quality Bond Account for Variable
Annuities,
The Travelers Money Market Account for Variable Annuities,
The
Travelers Timed Growth and Income Stock Account for
Variable
Annuities, The Travelers Timed Short-Term Bond Account for
Variable
Annuities, The Travelers Timed Aggressive Stock Account for
Variable
Annuities, The Travelers Timed Bond Account for Variable
Annuities.


CFBDS, Inc. is also the distributor for the following
Salomon Brothers funds;
Salomon Brothers Opportunity Fund Inc
Salomon Brothers Investors Fund Inc
Salomon Brothers Capital Fund Inc
Salomon Brothers Series Funds Inc
Salomon Brothers Institutional Series Funds Inc
Salomon Brothers Variable Series Funds Inc

In addition, CFBDS is also the distributor for the Centurion Funds,
Inc.

(b)	The information required by this Item 27 with respect
to each
director and officer of CFBDS is incorporated by reference to
Schedule A of Form BD filed by CFBDS pursuant to the Securities and
Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.

Item 28.	Location of Accounts and Records

		PNC Bank, National Association, 17th and
Chestnut Streets,
Philadelphia, Pennsylvania 19103, and First Data Investor
Services Group,
Inc., Exchange Place, Boston, Massachusetts 02109-2873, will maintain the custodian and the shareholders servicing agent records, respectively required by Section 31(a) of the Investment Company Act of 1940, as amended (the 1940
Act).
	All other records required by Section 31(a) of the 1940 Act are maintained at the offices of the Registrant at 388
Greenwich Street, New
York, New York 10013 (and preserved for the periods specified by Rule
31a-2 of the 1940 Act).

Item 29.	Management Services

	Not applicable.

Item 30.	Undertakings

	None
	SIGNATURES

     Pursuant to the requirements of the Securities Act of
1933
and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-
Effective Amendment to
the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its
Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York, and State of New York on the 27th day of April 2000.

	SMITH BARNEY VARIABLE ACCOUNT FUNDS

	By/s/ Heath B. McLendon
	Heath B. McLendon
	Chairman of the Board and
	Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures				Title				Date

/s/ Heath B. McLendon      	Chairman of the Board	April
27, 2000
(Heath B. McLendon)	and Chief Executive Officer


/s/ Lewis E. Daidone        	Senior Vice President
(Lewis E. Daidone)		and Treasurer
	April 27, 2000


Lee Abraham*			Trustee
	April 27, 2000
(Lee Abraham)


Alan J. Bloostein*		Trustee
	April 27, 2000
(Alan J. Bloostein)


Jane R. Dasher*		Trustee				April
27, 2000
(Jane R. Dasher)



Donald R. Foley*          	Trustee
	April 27, 2000
(Donald R. Foley)


Richard E. Hanson, Jr.	Trustee				April
27, 2000
(Richard E. Hanson, Jr.)


Paul Hardin*                  Trustee
	April 27, 2000
(Paul Hardin)


Roderick C. Rasmussen*  	Trustee
	April 27, 2000
(Roderick C. Rasmussen)

John P. Toolan*             	Trustee
	April 27, 2000
(John P. Toolan)

*By: /s/ Christina T. Sydor
	April 27, 2000
   Christina T. Sydor
   Pursuant to Power of Attorney


	EXHIBIT INDEX

j. Auditors'Consent

n.	Financial Data Schedule

p.	Code of Ethics